Loans - Summary of Classes of Loan Portfolio (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Financing Receivable Recorded Investment [Line Items]
Total loans		$ 807,839	$ 781,341	$ 692,866	$ 620,405
Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			35,800
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		767,712	742,377		599,834
Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		23,753	30,342		14,296
Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		14,300	6,789		4,190
Doubtful [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		2,074	1,833		2,085
Residential Mortgage Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		216,419	249,312		239,644
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		212,741	209,559	239,422	232,523
Residential Mortgage Loans [Member] | Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		3,678	3,963		7,121
Residential Mortgage Loans [Member] | Loan Held For Sale
Financing Receivable Recorded Investment [Line Items]
Total loans		0	35,790
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			209,559		232,523
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	[1]		35,790
Residential Mortgage Loans [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		212,461	245,307		235,684
Residential Mortgage Loans [Member] | Pass [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		208,783	205,554
Residential Mortgage Loans [Member] | Pass [Member] | Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		3,678	3,963		7,121
Residential Mortgage Loans [Member] | Pass [Member] | Loan Held For Sale
Financing Receivable Recorded Investment [Line Items]
Total loans		0	35,790
Residential Mortgage Loans [Member] | Pass [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			205,554		228,563
Residential Mortgage Loans [Member] | Pass [Member] | Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			35,790
Residential Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,295	1,093		999
Residential Mortgage Loans [Member] | Special Mention [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,295	1,093
Residential Mortgage Loans [Member] | Special Mention [Member] | Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Residential Mortgage Loans [Member] | Special Mention [Member] | Loan Held For Sale
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0
Residential Mortgage Loans [Member] | Special Mention [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			1,093		999
Residential Mortgage Loans [Member] | Special Mention [Member] | Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			0
Residential Mortgage Loans [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,609	1,731		1,190
Residential Mortgage Loans [Member] | Substandard [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,609	1,731
Residential Mortgage Loans [Member] | Substandard [Member] | Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Residential Mortgage Loans [Member] | Substandard [Member] | Loan Held For Sale
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0
Residential Mortgage Loans [Member] | Substandard [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			1,731		1,190
Residential Mortgage Loans [Member] | Substandard [Member] | Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			0
Residential Mortgage Loans [Member] | Doubtful [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,054	1,181		1,771
Residential Mortgage Loans [Member] | Doubtful [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,054	1,181
Residential Mortgage Loans [Member] | Doubtful [Member] | Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Residential Mortgage Loans [Member] | Doubtful [Member] | Loan Held For Sale
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0
Residential Mortgage Loans [Member] | Doubtful [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			1,181		1,771
Residential Mortgage Loans [Member] | Doubtful [Member] | Loans Held-For-Sale [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			0
Commercial Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		478,918	403,033		329,228
Commercial Loans [Member] | Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		260,824	254,257	225,794	212,314
Commercial Loans [Member] | Lines of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		53,509	58,617	56,569	44,235
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		83,167	82,092	79,590	63,359
Commercial Loans [Member] | Tax Exempt Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		7,644	8,067	8,803	9,320
Commercial Loans [Member] | Paycheck Protection Program loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		73,774
Commercial Loans [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		443,907	369,404		313,150
Commercial Loans [Member] | Pass [Member] | Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		243,749	238,288		201,997
Commercial Loans [Member] | Pass [Member] | Lines of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		46,241	50,396		42,489
Commercial Loans [Member] | Pass [Member] | Other Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		72,499	72,653		59,344
Commercial Loans [Member] | Pass [Member] | Tax Exempt Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		7,644	8,067		9,320
Commercial Loans [Member] | Pass [Member] | Paycheck Protection Program loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		73,774
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		22,136	28,891		13,058
Commercial Loans [Member] | Special Mention [Member] | Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		9,150	12,473		8,299
Commercial Loans [Member] | Special Mention [Member] | Lines of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		4,297	7,945		1,491
Commercial Loans [Member] | Special Mention [Member] | Other Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		8,689	8,473		3,268
Commercial Loans [Member] | Special Mention [Member] | Tax Exempt Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Commercial Loans [Member] | Special Mention [Member] | Paycheck Protection Program loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0
Commercial Loans [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		12,129	4,393		2,792
Commercial Loans [Member] | Substandard [Member] | Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		7,218	3,194		1,947
Commercial Loans [Member] | Substandard [Member] | Lines of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		2,971	276		233
Commercial Loans [Member] | Substandard [Member] | Other Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		1,940	923		612
Commercial Loans [Member] | Substandard [Member] | Tax Exempt Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Commercial Loans [Member] | Substandard [Member] | Paycheck Protection Program loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		746	345		228
Commercial Loans [Member] | Doubtful [Member] | Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		707	302		71
Commercial Loans [Member] | Doubtful [Member] | Lines of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		22
Commercial Loans [Member] | Doubtful [Member] | Other Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		39	43		135
Commercial Loans [Member] | Doubtful [Member] | Tax Exempt Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0	0		0
Commercial Loans [Member] | Doubtful [Member] | Paycheck Protection Program loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		0
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		112,502	128,996		51,533
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		42,587	46,389	26,214	26,109
Consumer Loans [Member] | Other Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		69,915	82,607	$ 52,508	25,424
Consumer Loans [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		111,344	127,666		51,000
Consumer Loans [Member] | Pass [Member] | Home Equity and Junior Liens [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		41,725	45,414		25,706
Consumer Loans [Member] | Pass [Member] | Other Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		69,619	82,252		25,294
Consumer Loans [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		322	358		239
Consumer Loans [Member] | Special Mention [Member] | Home Equity and Junior Liens [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		221	191		144
Consumer Loans [Member] | Special Mention [Member] | Other Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		101	167		95
Consumer Loans [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		562	665		208
Consumer Loans [Member] | Substandard [Member] | Home Equity and Junior Liens [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		367	477		173
Consumer Loans [Member] | Substandard [Member] | Other Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		195	188		35
Consumer Loans [Member] | Doubtful [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		274	307		86
Consumer Loans [Member] | Doubtful [Member] | Home Equity and Junior Liens [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		274	307		86
Consumer Loans [Member] | Doubtful [Member] | Other Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans		$ 0	$ 0		$ 0

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.